FINANCIAL INSTRUMENTS - Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	$ 10,905	$ 9,805
Fair value of financial liabilities	$ (77,610)	$ (66,006)
Net investment hedges | Interest rate caps of US$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional		2,042
Fair value of financial assets		$ 20
Net investment hedges | Interest rate caps of US$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates		2.50%
Net investment hedges | Interest rate caps of US$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates		5.00%
Net investment hedges | Interest rate caps of US$ SOFR debt
Disclosure of detailed information about financial instruments [line items]
Notional	8,530	3,989
Fair value of financial assets	$ 70	$ 74
Net investment hedges | Interest rate caps of US$ SOFR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.00%	1.00%
Net investment hedges | Interest rate caps of US$ SOFR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	6.00%	6.00%
Net investment hedges | Interest rate swaps of US$ SOFR debt
Disclosure of detailed information about financial instruments [line items]
Notional	7,729	2,500
Rates		3.70%
Fair value of financial assets	$ 41	$ 3
Net investment hedges | Interest rate swaps of US$ SOFR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.30%
Net investment hedges | Interest rate swaps of US$ SOFR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	5.20%
Net investment hedges | Interest rate caps of £ SONIA debt
Disclosure of detailed information about financial instruments [line items]
Notional	1,750
Fair value of financial assets	$ 40
Net investment hedges | Interest rate caps of £ SONIA debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.00%
Net investment hedges | Interest rate caps of £ SONIA debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	7.00%
Net investment hedges | Interest rate swaps of £ SONIA debt
Disclosure of detailed information about financial instruments [line items]
Notional	915	1,024
Fair value of financial assets	$ 11	$ 41
Net investment hedges | Interest rate swaps of £ SONIA debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.70%	1.00%
Net investment hedges | Interest rate swaps of £ SONIA debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.30%	2.50%
Net investment hedges | Interest rate caps of € EURIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	3,190	96
Rates		1.30%
Fair value of financial assets	$ 51	$ 0
Net investment hedges | Interest rate caps of € EURIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	0.30%
Net investment hedges | Interest rate caps of € EURIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	5.00%
Net investment hedges | Interest rate caps of € ESTR debt
Disclosure of detailed information about financial instruments [line items]
Notional	390
Rates	1.90%
Fair value of financial assets	$ 4
Net investment hedges | Interest rate swaps of € EURIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	1,267
Fair value of financial assets	$ 6
Net investment hedges | Interest rate swaps of € EURIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	0.50%
Net investment hedges | Interest rate swaps of € EURIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.00%
Net investment hedges | Interest rate swaps of AUD BBSW/BBSY debt
Disclosure of detailed information about financial instruments [line items]
Notional	724	132
Fair value of financial assets		$ 0
Fair value of financial liabilities	$ (3)
Net investment hedges | Interest rate swaps of AUD BBSW/BBSY debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.90%	5.30%
Net investment hedges | Interest rate swaps of AUD BBSW/BBSY debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.50%	5.80%
Net investment hedges | Other interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Notional	312
Fair value of financial assets	$ 0
Net investment hedges | Other interest rate derivatives | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.50%
Net investment hedges | Other interest rate derivatives | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	9.80%
Net investment hedges | Interest rate swaps of £ SONIA debt
Disclosure of detailed information about financial instruments [line items]
Notional		804
Rates		2.70%
Fair value of financial assets		$ 20
Net investment hedges | Interest rate caps of C$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional		177
Fair value of financial assets		$ 2
Net investment hedges | Interest rate caps of C$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates		4.00%